FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure - GBP (£) £ in Millions	Dec. 31, 2018		Dec. 31, 2017
The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	£ 464,044		£ 460,955	[1]
The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	172,315	[1]	170,114
Before Allowance for Impairment Losses [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	467,064
Before Allowance for Impairment Losses [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	173,849
Allowance for credit losses [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	(3,020)
Allowance for credit losses [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	(1,534)
Previously stated [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			465,555
Previously stated [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			170,804
Previously stated [member] | Before Allowance for Impairment Losses [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			467,750
Previously stated [member] | Before Allowance for Impairment Losses [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			171,915
Previously stated [member] | Allowance for credit losses [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			(2,195)
Previously stated [member] | Allowance for credit losses [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			(1,111)
0000 to 0999 Agriculture, Forestry, and Fishing [Member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	7,308
0000 to 0999 Agriculture, Forestry, and Fishing [Member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	3,020
0000 to 0999 Agriculture, Forestry, and Fishing [Member] | Previously stated [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			7,074
0000 to 0999 Agriculture, Forestry, and Fishing [Member] | Previously stated [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			2,996
Energy and water supply [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	1,356
Energy and water supply [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	1,243
Energy and water supply [member] | Previously stated [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			1,609
Energy and water supply [member] | Previously stated [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			1,383
2000 to 3999 Manufacturing [Member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	6,696
2000 to 3999 Manufacturing [Member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	5,725
2000 to 3999 Manufacturing [Member] | Previously stated [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			7,886
2000 to 3999 Manufacturing [Member] | Previously stated [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			7,389
230000 to 239999 Construction [Member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	4,468
230000 to 239999 Construction [Member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	3,108
230000 to 239999 Construction [Member] | Previously stated [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			4,428
230000 to 239999 Construction [Member] | Previously stated [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			3,068
Transport, distribution and hotels [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	13,932
Transport, distribution and hotels [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	9,943
Transport, distribution and hotels [member] | Previously stated [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			14,074
Transport, distribution and hotels [member] | Previously stated [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			10,484
Postal and telecommunications [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	2,395
Postal and telecommunications [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	1,646
Postal and telecommunications [member] | Previously stated [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			2,148
Postal and telecommunications [member] | Previously stated [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			1,677
Property companies [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	27,207
Property companies [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	23,087
Property companies [member] | Previously stated [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			27,606
Property companies [member] | Previously stated [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			22,273
Financial, business and other services [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	61,256
Financial, business and other services [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	55,407
Financial, business and other services [member] | Previously stated [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			54,003
Financial, business and other services [member] | Previously stated [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			45,550
Mortgages [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	296,790
Mortgages [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	55,022
Mortgages [member] | Previously stated [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			304,480
Mortgages [member] | Previously stated [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			57,889
Other [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	28,617
Other [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	9,680
Other [member] | Previously stated [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			28,757
Other [member] | Previously stated [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			9,908
Gross and Lease Financing [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	1,686
Gross and Lease Financing [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	194
Gross and Lease Financing [member] | Previously stated [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			2,094
Gross and Lease Financing [member] | Previously stated [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			404
Hire purchase [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	15,353
Hire purchase [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	£ 5,774
Hire purchase [member] | Previously stated [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			13,591
Hire purchase [member] | Previously stated [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers			£ 8,894

[1]	See note 50.